Income Taxes - Schedule of Income Taxes Benefit (Details) (fuboTV Inc.) (10-K) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Total tax provision (benefit)	$ 1,038	$ 1,169	$ (5,272)	$ 2,114
fuboTV Inc. [Member]
Income tax provision at federal statutory rate			(36,475)	(27,155)
State income taxes, net of federal benefit			7	12
Other non-deductible expense			276	309
Change in valuation allowance			36,205	26,836
Foreign rate differential			(4)	(4)
Law changes (federal effect)
Total tax provision (benefit)	$ 2	$ 2	$ 9	$ (2)